Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000157303
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Trading Symbol	HAWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
AssetsNet	$ 315,191,352
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	4.00%
C000133231
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE ETF
Trading Symbol	HEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 2	[3]
Expense Ratio, Percent	0.03%	[3],[4]
AssetsNet	$ 6,906,812,162
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	4.00%
C000157306
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Trading Symbol	HSCZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 2	[5]
Expense Ratio, Percent	0.03%	[5],[6]
AssetsNet	$ 179,383,915
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	5.00%
C000012081
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE ETF
Trading Symbol	EFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[7]
AssetsNet	$ 74,336,976,782
Holdings Count | Holding	699
InvestmentCompanyPortfolioTurnover	2.00%
C000012094
Shareholder Report [Line Items]
Fund Name	iShares China Large-Cap ETF
Trading Symbol	FXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[8]
AssetsNet	$ 6,632,649,711
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	9.00%
C000069397
Shareholder Report [Line Items]
Fund Name	iShares Core 30/70 Conservative Allocation ETF
Trading Symbol	AOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[9]
Expense Ratio, Percent	0.09%	[9],[10]
AssetsNet	$ 734,851,936
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	4.00%
C000069398
Shareholder Report [Line Items]
Fund Name	iShares Core 40/60 Moderate Allocation ETF
Trading Symbol	AOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[11]
Expense Ratio, Percent	0.09%	[11],[12]
AssetsNet	$ 1,683,173,171
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	5.00%
C000069399
Shareholder Report [Line Items]
Fund Name	iShares Core 60/40 Balanced Allocation ETF
Trading Symbol	AOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[13]
Expense Ratio, Percent	0.10%	[13],[14]
AssetsNet	$ 3,178,784,673
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	5.00%
C000069400
Shareholder Report [Line Items]
Fund Name	iShares Core 80/20 Aggressive Allocation ETF
Trading Symbol	AOA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[15]
Expense Ratio, Percent	0.10%	[15],[16]
AssetsNet	$ 2,823,657,977
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	4.00%
C000112640
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Multi-Asset Income ETF
Trading Symbol	IYLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 13	[17]
Expense Ratio, Percent	0.25%	[17],[18]
AssetsNet	$ 130,866,407
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	8.00%
C000119715
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI EAFE ETF
Trading Symbol	IEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[19]
AssetsNet	$ 172,425,152,475
Holdings Count | Holding	2,592
InvestmentCompanyPortfolioTurnover	2.00%
C000140337
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Europe ETF
Trading Symbol	IEUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[20]
AssetsNet	$ 7,452,818,693
Holdings Count | Holding	992
InvestmentCompanyPortfolioTurnover	1.00%
C000179059
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI International Developed Markets ETF
Trading Symbol	IDEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[21]
AssetsNet	$ 26,990,738,593
Holdings Count | Holding	2,254
InvestmentCompanyPortfolioTurnover	2.00%
C000119716
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Total International Stock ETF
Trading Symbol	IXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[22]
AssetsNet	$ 54,756,577,641
Holdings Count | Holding	4,174
InvestmentCompanyPortfolioTurnover	2.00%
C000012200
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Growth ETF
Trading Symbol	EFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[23]
AssetsNet	$ 9,812,113,477
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	12.00%
C000012201
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Value ETF
Trading Symbol	EFV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[24]
AssetsNet	$ 29,369,707,421
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	13.00%
C000245481
Shareholder Report [Line Items]
Fund Name	iShares LifePath Retirement ETF
Trading Symbol	IRTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[25]
Expense Ratio, Percent	0.00%	[25],[26],[27]
AssetsNet	$ 48,728,077
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	3.00%
C000245484
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2030 ETF
Trading Symbol	ITDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[28]
Expense Ratio, Percent	0.00%	[28],[29]
AssetsNet	$ 56,205,093
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	4.00%
C000245485
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2035 ETF
Trading Symbol	ITDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[30]
Expense Ratio, Percent	0.00%	[30],[31]
AssetsNet	$ 75,608,530
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	4.00%
C000245486
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2040 ETF
Trading Symbol	ITDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[32]
Expense Ratio, Percent	0.00%	[32],[33]
AssetsNet	$ 71,421,900
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	3.00%
C000245487
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2045 ETF
Trading Symbol	ITDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[34]
Expense Ratio, Percent	0.00%	[34],[35]
AssetsNet	$ 58,727,855
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	3.00%
C000245488
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2050 ETF
Trading Symbol	ITDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[36]
Expense Ratio, Percent	0.00%	[36],[37]
AssetsNet	$ 55,124,240
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	2.00%
C000245489
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2055 ETF
Trading Symbol	ITDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[38]
Expense Ratio, Percent	0.00%	[38],[39]
AssetsNet	$ 38,810,210
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	1.00%
C000245490
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2060 ETF
Trading Symbol	ITDH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[40]
Expense Ratio, Percent	0.00%	[40],[41]
AssetsNet	$ 27,156,076
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	1.00%
C000245482
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2065 ETF
Trading Symbol	ITDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[42]
Expense Ratio, Percent	0.00%	[42],[43]
AssetsNet	$ 19,386,322
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	1.00%
C000254668
Shareholder Report [Line Items]
Fund Name	iShares LifePath Target Date 2070 ETF
Trading Symbol	ITDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0	[44]
Expense Ratio, Percent	0.00%	[44],[45]
AssetsNet	$ 8,441,595
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	1.00%
C000153270
Shareholder Report [Line Items]
Fund Name	iShares Global Equity Factor ETF
Trading Symbol	GLOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[46]
AssetsNet	$ 157,276,183
Holdings Count | Holding	652
InvestmentCompanyPortfolioTurnover	11.00%
C000154547
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor ETF
Trading Symbol	INTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[47]
AssetsNet	$ 3,105,792,023
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	10.00%
C000154548
Shareholder Report [Line Items]
Fund Name	iShares International Small-Cap Equity Factor ETF
Trading Symbol	ISCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[48]
AssetsNet	$ 583,527,720
Holdings Count | Holding	1,099
InvestmentCompanyPortfolioTurnover	12.00%
C000099140
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Min Vol Factor ETF
Trading Symbol	EFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[49]
AssetsNet	$ 5,300,441,342
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	11.00%
C000125223
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Momentum Factor ETF
Trading Symbol	MTUM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[50]
AssetsNet	$ 21,301,871,478
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	42.00%
C000128677
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Quality Factor ETF
Trading Symbol	QUAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[51]
AssetsNet	$ 49,870,370,478
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	11.00%
C000124960
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Size Factor ETF
Trading Symbol	SIZE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[52]
AssetsNet	$ 396,235,135
Holdings Count | Holding	547
InvestmentCompanyPortfolioTurnover	13.00%
C000124961
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Value Factor ETF
Trading Symbol	VLUE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%	[53]
AssetsNet	$ 9,632,813,394
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	14.00%
C000065072
Shareholder Report [Line Items]
Fund Name	iShares MSCI All Country Asia ex Japan ETF
Trading Symbol	AAXJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%	[54]
AssetsNet	$ 3,617,741,242
Holdings Count | Holding	920
InvestmentCompanyPortfolioTurnover	8.00%
C000082529
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Financials ETF
Trading Symbol	EUFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.48%	[55]
AssetsNet	$ 4,894,567,712
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	2.00%
C000050168
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Small-Cap ETF
Trading Symbol	IEUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[56]
AssetsNet	$ 150,776,658
Holdings Count | Holding	833
InvestmentCompanyPortfolioTurnover	8.00%
C000231047
Shareholder Report [Line Items]
Fund Name	iShares ESG Optimized MSCI USA Min Vol Factor ETF
Trading Symbol	ESMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[57]
AssetsNet	$ 7,286,096
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	12.00%
C000099141
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Min Vol Factor ETF
Trading Symbol	USMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[58]
AssetsNet	$ 22,990,873,786
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	11.00%
C000240517
Shareholder Report [Line Items]
Fund Name	iShares Breakthrough Environmental Solutions ETF
Trading Symbol	ETEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.47%	[59]
AssetsNet	$ 4,222,908
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	35.00%
C000210493
Shareholder Report [Line Items]
Fund Name	iShares Cybersecurity and Tech ETF
Trading Symbol	IHAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[60]
AssetsNet	$ 768,002,060
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	12.00%
C000246989
Shareholder Report [Line Items]
Fund Name	iShares Energy Storage & Materials ETF
Trading Symbol	IBAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.47%	[61]
AssetsNet	$ 29,616,957
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	11.00%
C000152570
Shareholder Report [Line Items]
Fund Name	iShares Future Exponential Technologies ETF
Trading Symbol	XT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future Exponential Technologies ETF (the “Fund”) (formerly known as iShares Exponential Technologies ETF) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[62]
AssetsNet	$ 3,715,188,181
Holdings Count | Holding	205
InvestmentCompanyPortfolioTurnover	75.00%
C000212225
Shareholder Report [Line Items]
Fund Name	iShares Genomics Immunology and Healthcare ETF
Trading Symbol	IDNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.47%	[63]
AssetsNet	$ 142,806,356
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	39.00%
C000236410
Shareholder Report [Line Items]
Fund Name	iShares Neuroscience and Healthcare ETF
Trading Symbol	IBRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.47%	[64]
AssetsNet	$ 4,889,065
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	19.00%
C000205801
Shareholder Report [Line Items]
Fund Name	iShares Self-Driving EV and Tech ETF
Trading Symbol	IDRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[65]
AssetsNet	$ 154,213,618
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	26.00%

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[27]	Rounds to less than 0.01%.
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[29]	Annualized.
[30]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[31]	Annualized.
[32]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[34]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[35]	Annualized.
[36]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[37]	Annualized.
[38]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[40]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[41]	Annualized.
[42]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[44]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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